COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)			1 Months Ended
	Feb. 28, 2021	Jan. 21, 2021	Nov. 30, 2022	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Purchase commitments				$ 0		$ 0
University Of Newcastle [Member]
Research and development expense	$ 2,054,880		$ 847,021
Remaining payable amount				$ 847,021	$ 517,502
Johns Hopkins Bloomberg School [Member] | Sponsored Research Agreement [Member]
Research and development expense		$ 423,589
Milestone payable					$ 0